Disclosure of detailed information about financial instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Convertible debenture	$ 350,000	$ 50,000
Revolving credit facility	148,031	0
Long-term debt	498,031	50,000
2018 [Member]
Statement [Line Items]
Revolving credit facility	4,380
Long-term debt	20,280
2019 [Member]
Statement [Line Items]
Revolving credit facility	4,380
Long-term debt	18,380
2020 [Member]
Statement [Line Items]
Revolving credit facility	4,380
Long-term debt	18,380
2021 [Member]
Statement [Line Items]
Revolving credit facility	3,830
Long-term debt	16,066
2022 [Member]
Statement [Line Items]
Revolving credit facility	0
Long-term debt	12,000
Convertible debenture 2016 [Member]
Statement [Line Items]
Convertible debenture	50,000	$ 50,000
Convertible debenture 2016 [Member] | 2018 [Member]
Statement [Line Items]
Convertible debenture	2,000
Convertible debenture 2016 [Member] | 2019 [Member]
Statement [Line Items]
Convertible debenture	2,000
Convertible debenture 2016 [Member] | 2020 [Member]
Statement [Line Items]
Convertible debenture	2,000
Convertible debenture 2016 [Member] | 2021 [Member]
Statement [Line Items]
Convertible debenture	236
Convertible debenture 2016 [Member] | 2022 [Member]
Statement [Line Items]
Convertible debenture	0
Convertible debenture 2017 [Member]
Statement [Line Items]
Convertible debenture	300,000
Convertible debenture 2017 [Member] | 2018 [Member]
Statement [Line Items]
Convertible debenture	13,900
Convertible debenture 2017 [Member] | 2019 [Member]
Statement [Line Items]
Convertible debenture	12,000
Convertible debenture 2017 [Member] | 2020 [Member]
Statement [Line Items]
Convertible debenture	12,000
Convertible debenture 2017 [Member] | 2021 [Member]
Statement [Line Items]
Convertible debenture	12,000
Convertible debenture 2017 [Member] | 2022 [Member]
Statement [Line Items]
Convertible debenture	$ 12,000